Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Financial assets	$ 3,973	$ 3,707
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	3,215	2,958
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	434	420
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	253	284
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 71	$ 45